Supplementary cash flow information - Other Operating Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Supplementary Cash Flow Information [Abstract]
Accounts receivable and accrued interest receivable	$ (108)	$ (23)
Prepaid expenses, deposits and other	(5,094)	2
Adjustments for increase (decrease) in clinical trail deposits	90	(448)
Clinical trial contract deposits	(888)	2,168
Net change in other operating assets and liabilities (note 17)	(6,000)	1,699
Interest received	$ 2,148	$ 973